Schedule of lease costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Leases
Operating lease cost	$ 2,588	$ 1,845
Variable lease cost	185	152
Total lease cost	$ 2,773	$ 1,997